Acquisitions and Dispositions	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Acquisitions and Dispositions
3.	ACQUISITIONS AND DISPOSITIONS

•	Assignment agreement of CAN 100 exploration permit (offshore) –Block E-1 Reconversion
On October 8, 2019, YPF and Equinor Argentina BV Sucursal Argentina (“Equinor”) subscribed an agreement whereby Equinor would acquire a 50% interest in the “CAN 100” area, while YPF would maintain a 50% interest in such area. The agreement will become effective subject to certain conditions precedent, including the approval of the assignment by the SGE.
On April 16, 2020, having met the conditions established under the assignment agreement, among them, the approval by the SE of the assignment pursuant to section 72 of the Hydrocarbons Law, which was granted through Resolution No. 55/2020, the transaction was settled, efectivizing YPF’s assigment of its 50% interest in the area and the operation to Equinor Argentina B.V. Sucursal Argentina. On April 22, 2020, YPF received US$ 22 million. In light of the foregoing of the above, the Group recorded a profit of 1,457 included in “Other net operating results”.
On January 14, 2021, YPF and Shell Argentina S.A. (“Shell Argentina”) and Equinor and Shell Argentina executed two agreements under which YPF and Equinor will transfer to Shell Argentina a 15% interest in CAN 100 area, respectively. Therefore YPF will mantain a 35% interest in such area. The effectiveness of such agreements is subject to certain conditions precedent, including the approval of the assignments by the SE, which was pending at the date of issuance of these consolidated financial statements.

•	Assignment agreement of Bandurria Sur Area
On January 2020, YPF was notified of the acquisition by Shell Argentina S.A. and Equinor Argentina AS (jointly, the “Consortium”) of the entire share package of Schlumberger Oilfield Eastern Ltd. (“SPM”), an affiliate of Schlumberger Argentina S.A. This assignment required payment by SPM of the outstanding price that amounted approximately to US$ 105 million, which has already been received by YPF. In light of the foregoing, the Group recorded a profit of 6,356 included in “Other net operating results”.
On January 30, 2020, YPF entered into an agreement entered into with the Consortium, through SPM, under which the main terms and conditions for the 11% additional sale of the Area was agreed upon.
On March 5, 2020, YPF executed an agreement assigning to Bandurria Sur Investments S.A. (“BSI”, formerly named SPM Argentina S.A.), an affiliate of Shell Argentina S.A. and Equinor Argentina AS (Argentina Branch), an 11% interest in the Bandurria Sur block. On April 29, 2020, Decree No. 512/2020 was issued, by which the Province of Neuquén approved the assignment in favor of BSI. On May 14, 2020, YPF and BSI entered into the final contracts for the joint exploitation of hydrocarbons in the Area, thereby complying with the precedent conditions for the entry into force of the agreement for the assignment of 11% of the unconventional exploitation concession of the Area to BSI. Consequently, YPF will continue to be the Operator of the Area, keeping a 40% interest in the concession, while BSI will have a 60% interest. In light of the foregoing, the Group recorded a profit of 4,420 included in “Other net operating results”.

•	Assignment agreement of Río Mayo and Sarmiento areas
On August 2, 2019, YPF and Capetrol Argentina S.A. (“Capetrol”) entered into an assignment agreement whereby YPF assigned to Capetrol 100% of the exploitation concessions over the Río Mayo and Sarmiento areas, located in the Province of Chubut. The agreement contemplates the assignment of the concession for a consideration of US$ 1.1 million.
On October 25, 2019, by means of Decree No. 1,185/2019, the Province of Chubut approved the abovementioned assignment. Additionally, on October 28, 2019 YPF and Capetrol subscribed the documents required to formally execute the assignment.
In light of the foregoing, the Group recorded as of December 31, 2019, a loss of 187 included in “Other net operating results”.

•	Assignment agreement of the Al Sur de la Dorsal, Anticlinal Campamento, Dos Hermanas and Ojo de Agua areas
On December 20, 2018, YPF and Oilstone Energía S.A. (“OESA”) entered into an assignment agreement whereby YPF assigned to OESA 100% of the exploitation concessions over the Al Sur del Dorsal, Anticlinal Campamento, Dos Hermanas and Ojo de Agua areas, located in the Province of Neuquén. The agreement sets forth the assignment of the concession for a consideration of US$ 12 million.
On July 24, 2019, by means of Decree No. 1,346/2019, the Province of Neuquén approved the abovementioned assignment of the areas. Additionally, on July 31, 2019 YPF and OESA subscribed the documents required to formally execute the assignment.
In light of the foregoing, the Group recorded as of December 31, 2019, a loss of 558 included in “Other net operating results”.

•	Acquisition of Aguada del Chañar area
On June 25, 2019, YPF received a notice from IEASA informing YPF that it was awarded the National and International Public Tender No. ADCH 01/2019, related to the assignment by IEASA of 100% of the conventional and unconventional exploitation, and transportation concession granted on the Aguada del Chañar area, located in the Province of Neuquén, together with all its assets and facilities. YPF won said Public Tender with a US$ 96 million bid.
On June 28, 2019, Decree No. 1,096/2019 was published in the BO of the Province of Neuquén, authorizing such assignment. On the same date, IEASA and YPF signed the final agreements and perfected the assignment.
In light of the foregoing, the Group as of December 31, 2019, has recorded the exploratory mining property for 4,055 in “Intangible Assets”.

•	Acquisition of Ensenada de Barragán Thermal Power Plant
On May 29, 2019, the Company received a notice from IEASA informing that YPF and Pampa Cogeneración S.A., a company controlled by Pampa Energía S.A. (“Pampa”), were awarded of the National and International Public Tender No. CTEB 02/2019, pursuant to their joint offer, which was called by Resolution No. 160/2019 issued by the SGE (the “Tender Process”), in relation to the sale and transfer by IEASA of the goodwill of Ensenada de Barragán Thermal Power Plant (“CTEB”). The awarded companies decided to jointly acquire CTEB, through a company co-owned by them, each with a 50% share in the capital stock and votes, called CT Barragán.
CTEB is located in the petrochemical complex of Ensenada, Province of Buenos Aires, with an installed capacity of 567 MW as of today. As part of the transaction, the acquiring companies will have a term of 30 months to complete the works required for CTEB to operate on a combined cycle basis, which will increase its installed capacity to 840 MW.
Energy supply agreements with CAMMESA in respect of both the open and closed cycles have been entered into, pursuant to Resolution SE No. 220/2007. The first agreement was executed on March 26, 2009 (expiring in April 27, 2022), and the second on March 26, 2013 for a term of 10 years from the commercial operation of the combined cycle.
The joint investment for the acquisition of CTEB amounted to US$ 282 million, which includes the final amount offered (cash) in the Tender Process, and the purchase price of certain amount of debt securities (“VRD”) issued under the supplemental agreement to the global financial and administration trust program for the execution of energy infrastructure projects – Series 1 – ENARSA (Barragán) “Contrato suplementario del programa global de fideicomisos financieros y de administración para la ejecución de obras de infraestructura energética -Serie 1- ENARSA (Barragán)” (the “Trust Agreement”). The price is subject to certain adjustments provided for in the terms and conditions of the Tender Process.
The acquisition of the goodwill of CTEB also includes the assignment of the Trust Agreement to CT Barragán S.A., as trustor under the trust. The VDR debt under the Trust Agreement (excluding the VDR to be acquired by the CT Barragán S.A.) amounted to approximately US$ 229 million, which is expected to be repaid with cash flows from CTEB.
On June 26, 2019 the sale and transfer by IEASA of the goodwill of CTEB to CT Barragán S.A. was formally executed. Each shareholder made a capital contribution of US$ 100 million to CT Barragán S.A., which also received a loan for US$ 170 million from a bank syndicate and a new schedule of payments and conditions of the CTEB existing trust. In both cases, without recourse to shareholders, except in the event of default of certain conditions.
CT Barragán S.A. entered into an agreement with Pampa and YPF EE for the provision of administration and management services to CTEB, which will be provided alternately by Pampa and YPF EE for 4-year terms. CT Barragán S.A. also entered into an agreement with YPF EE for the provision of monitoring services of the works for CTEB’s cycle closing.

The following table shows in detail the transferred consideration and the fair values of the acquired assets and the liabilities assumed by CT Barragán S.A. as of June 26, 2019, after considering the price adjustment for US$10 million:

Fair value as of the acquisition date
Fair value of identifiable assets and assumed liabilities:
Financial assets at fair value	682
Property, plant and equipment	20,330
Inventories	341
VRD	(9,760)

Total identifiable net assets / Consideration	11,593

The fair value of property, plant and equipment and inventories was calculated mainly based on the depreciated replacement cost approach corresponding to the acquired assets. To such end, CT Barragán S.A. had the assistance of an external appraiser. Additionally, CT Barragán S.A. has estimated the value in use that expects to obtain from the assets to ascertain that the fair value is not higher than its recoverable value.

•	Assignment agreement of the Bajo del Piche, Barranca de Los Loros, El Medanito and El Santiagueño areas
On June 11, 2018, YPF and Petróleos Sudamericanos S.A. (“PS”) entered into an agreement for the assignment of 100% of the exploitation concessions over the areas known as Bajo del Piche, Barranca de Los Loros, El Medanito and El Santiagueño, located in the provinces of Neuquén and Río Negro for an amount of US$ 22.3 million.
On December 2, 2018, by Decree No. 1,677/2018, the Province of Río Negro approved the assignment. Also, on December 20, 2018, YPF and PS signed the documents required to execute the assignment.
On January 2, 2019, YPF and PS signed a memorandum whereby from such date PS takes possession of the facilities located in such areas, taking responsibility for the same and releasing YPF from its role as operator of those exploitation concessions.
On February 11, 2019, the Executive Branch of the Province of Rio Negro published Decree No. 1,677/2018 authorizing the sale of 100% of the exploitation concession.
In light of the foregoing, the Group recorded as of December 31, 2019, a profit of 1,523 included in “Other net operating results”.

•	Agreement for the exploitation of the Aguada Pichana and Aguada de Castro
After the exchange on the interest mentioned on Note 33 b, the Group has recorded as of December 31, 2018, a profit of 1,167 included in the item “Other net operating results”.

•	Assignment of interest in Bajo del Toro area
After fulfilling the precedent conditions mentioned on Note 33.b, the Group has recorded as of December 31, 2018, a profit of 871 included in the item “Other net operating results”.

•	Agreement for YPF Energía Eléctrica S.A.’s capitalization
On December 14, 2017, the Board of Directors of the Company approved the terms of a memorandum of understanding signed with GE Energy Financial Services, Inc. (“GE EFS”) which established the framework conditions under which the parties would agree to the capitalization of YPF EE. This Agreement, the framework conditions of which were approved by the Board of Directors of the Company, established that GE EFS intended to contribute capital through a vehicle company and subscribe for shares of YPF EE in order to have a shareholding of 25% of its capital stock.
As of December 31, 2017, the Group had classified its investment in YPF EE as assets and liabilities held for disposal in separate lines from the rest of the assets and liabilities, given that as of that date they had met all the requirements for this classification (see Note 2.b.24). Given that, at the time of classification, the fair value excluding costs of the transaction was higher, the investment in YPF EE has been valued at its book value, therefore, no impairment has been recorded at the time of reclassification. Although YPF EE represented a component within YPF because it was an individual CGU within the Gas and Power segment, it did not qualify as a discontinued operation since it did not represent a significant line of business nor a geographical area.
On February 6, 2018, YPF entered into a definitive and binding agreement with EFS Global Energy B.V. (“GE”) and GE Capital Global Energy Investments B.V., companies indirectly controlled by GE EFS, which establishes the conditions for the capitalization of YPF EE (the “Share Subscription Agreement”).
The Share Subscription Agreement establishes that, subject to compliance with certain conditions precedent, GE will subscribe for shares of YPF EE in order to achieve a participation equal to 24.99% of its capital stock and jointly control this company with YPF.

On March 20, 2018, GE EFS Power Investments B.V., a subsidiary of EFS Global Energy B.V (both companies indirectly controlled by GE Energy Financial Services, Inc.; jointly “GE”), subscribed YPF EE shares representing 24.99% of its capital stock. Since then, GE EFS Power Investments and YPF jointly control YPF EE, undertaking to contribute as follows:

•	Subscription price of US$ 275 million:

•	US$ 135 million on the closing date of the transaction; and

•	US$ 140 million 12 months after the closing date of the transaction.

•
Contingent price of up to the maximum sum of US$ 35 million subject to the evolution of the electric market prices (33.33% as of 24 months from the closing date of the transaction and 16.67% each subsequent year).

In this way, the capital structure of YPF EE after the issuance of shares is as follows:

Shareholder	Number of Shares	Interest holding in the capital stock	Class of Shares
YPF	2,723,826,879	72.69218%	A
OPESSA	86,476,112	2.30783%	A

Group	2,810,302,991	75.00001%	A
GE	936,767,364	24.99999%	B

Total	3,747,070,355	100.00000%
The following table shows the main assets and liabilities held for disposal as of December 31, 2017:

•	Group of assets held for disposal:

December 31, 2017
Property, plant and equipment	4,982
Investments in associates and joint ventures	2,117
Inventories	1
Other receivables	914
Trade receivables	713
Investments in financial assets	78
Cash and cash equivalents	61

Subtotal	8,866

Eliminations	(43)

Total	8,823

•	Liabilities associated to the group of assets held for disposal:

December 31, 2017
Provisions	96
Deferred tax liabilities	282
Salaries and social security	47
Other liabilities	1
Loans	4,072
Accounts payable	938

Subtotal	5,436

Eliminations	(1,243)

Total	4,193

As a result of the implementation of IFRS 10 and the aforementioned capitalization process of YPF EE, the Group recorded as of December 31, 2018, a profit of 11,980 (11,879 through YPF and 101 through OPESSA) included in the item “Other net operating results”, which includes a profit of 13,552 (13,451 through YPF and 101 through OPESSA) due to the dilution of its interest in YPF EE with the consequent loss of control over it and the subsequent revaluation of its residual interest (3,438 y 10,114, respectively) and a loss of 1,572 (fully corresponding to YPF) for the reversal to net profit for the period of the accrued translation corresponding to the investment in this Company.
In order to determine the fair value of the investment in YPF EE, the Group has considered all the elements available as of the date of these financial statements, including the best estimation of the occurrence of the contingent payments provided in the operation. However, for the measurement of this fair value the Group had a term of one fiscal year to evaluate all the facts and circumstances existing as of the transaction date that may have affected the fair value measurement of the transaction, without identifying changes in such measurement.
Regarding the participation held after the aforementioned transaction, the Group has followed the guidelines of IFRS 10 “Consolidated financial statements” and has concluded that from the entry of GE in YPF EE, GE and YPF jointly control YPF EE. Consequently, the Group applied IFRS 11 “Joint Arrangements” defining such company as a joint venture, and measured it according to the equity method under the IAS 28 “Investments in associates and joint ventures”.

Some of the main evaluated assumptions are described below:

(i)
Any decisions about the relevant activities of YPF EE thereof are to be taken jointly, there being no power of one shareholder over the other in relation to such activities, regardless of the different percentages of equity interests held in YPF EE by each of them. Although the Group owns a 75.00001% stake in YPF EE, according to the shareholders’ agreement, the following is required for decision-making purposes regarding the relevant activities: the approval of at least one Director appointed by each class of shares at the meeting of the Board of Directors and the approval of each class of shares for the adoption of such decisions at the Shareholders’ meeting;

(ii)
No shareholder has any power, as defined in IFRS 10, to the detriment of any other, independently of the number of Directors or personnel (key or not) appointed by each class of shares, in the management of the Company for its own benefit or to unilaterally modify the variable investment returns or ultimately, to unilaterally direct any of the decisions associated with the relevant activities.

•	Acquisition of strategic assets of Oil Combustibles S.A. (“Oil”)
On May 11, 2018, Oil’s bankruptcy was determined and, by means of a resolution dated June 1, 2018, the intervening judge decided to grant YPF and Destilería Argentina de Petróleo S.A. (“DAPSA”) the management of Oil in accordance with the terms of the offer presented by both companies, pursuant to which YPF and DAPSA were entitled for a 2 month period to use the logistic assets (docks and fuel storage tanks located in the Oil River Terminal on the Paraná River), to exclusively and directly supply fuel to the entire network of Oil gas stations by DAPSA, and to match the best purchase offer made by any third party, whether for the whole or a part of Oil’s facilities, and for the exclusive supply of Oil’s commercial network as part of the liquidation process of Oil’s assets.
On July 27, 2018, YPF and DAPSA filed a brief stating that they were able to continue the management for two additional months under certain conditions, which was accepted by the bankruptcy trustee and the judge.
The hearing for the opening of bids for the parties interested in acquiring Oil’s industrial assets, originally scheduled for September 14, 2018, was held on October 1, 2018.
On October 2, 2018, YPF received notice of the decision adopted by the judge in charge of Oil Combustibles S.A.’s bankruptcy proceedings, which awarded the industrial assets of the bankrupt company to YPF and DAPSA, pursuant to the local and international bidding process carried out in connection with the sale of Oil Combustibles S.A.’s assets.
The total price of the transaction amounted to US$ 85 million, which was paid on November 2, 2018. From such amount, US$ 63 million correspond to net assets acquired by YPF. These, especially the docks and fuel storage tanks located in the Paraná River fluvial terminal, will allow the expansion of YPF’s logistics capacity for actual and future business.
YPF requested the unavailability of the funds, which remained deposited in the judicial account at the order of the court until title and registration of the real estate was conveyed in favor of YPF, in year 2019. The real property composing the River Terminal was registered with the General Register of Rosario of the Ministry of Justice of the Province of Santa Fe.
Additionally, on November 6, 2018, Division D of the Argentine Court of Appeals rejected the appeal filed by some of the former Oil shareholders which challenged the award in favor of YPF and DAPSA under the bidding process described herein.
The acquisition of these assets qualified as a business combination under IFRS 3.
The following table resumes consideration and fair value of the acquired assets and the liabilities assumed on the acquisition date:

Fair value at the acquisition date
Fair value of identifiable assets and assumed liabilities:
Property, plant and equipment	2,327
Inventories	445
Provisions	(465)

Total net identifiable assets / consideration	2,307

•	Assignment of interest in the Aguada de la Arena and Río Neuquén areas
As part of the acquisition by Pampa Energía S.A. (“PEPASA”) of the total shares of Petrobras Participaciones S.L., which held 67.2% of the capital and voting rights of Petrobras Argentina S.A. (“PESA”), YPF and PEPASA entered into an agreement subject to certain conditions precedent under which, once the acquisition by PEPASA of shareholding control of PESA had been completed, PESA transferred to YPF its interest in the operating concessions of two areas located in the Neuquén basin with production and high potential for gas development (of the tight and shale type), to be operated by YPF, in the percentages detailed below: (i) 33.33% participation in the Río Neuquén area, located in the Province of Neuquén and in the Province of Río Negro; and (ii) 80% participation in the Aguada de la Arena area, located in the Province of Neuquén.
In order to implement this agreement, PEPASA and YPF signed a Framework Agreement for the Financing and Acquisition of Units and a Loan Agreement under which YPF, on July 25, 2016, granted PEPASA a guaranteed loan for the Indirect acquisition of the aforementioned areas in the amount of US$ 140 million, equivalent to the acquisition price of the aforementioned units, which does not differ from the fair value of the participation in said areas.
On October 14, 2016, the assignment of the interest in the operating concessions between YPF and PESA was consummated, as follows: (i) an interest of 33.33% in the Río Neuquén area for the sum of US$ 72 million; and (ii) an interest of 80% in the Aguada de la Arena area, for the sum of US$ 68 million.
On February 23, 2017, YPF and Petrouruguay S.A. subscribed the definitive agreement for the assignment in favor of YPF of 20% of the interest in the Aguada de la Arena area for US$ 18 million. Thus, YPF increased its participation to 100% in the aforementioned area.
On March 31, 2017, YPF cancelled, 33.33% of its participation in the Río Neuquén area and 80% of its participation in the Aguada de la Arena area through a payment in kind pursuant to an assignment in favor of PESA of its contractual position under the loan contract with PEPASA.
On September 5, 2018 the Province of Neuquén issued Decree No. 1,401/2018 which authorized the assignment of 33.33% of the Rio Neuquén area in favor of YPF. Additionally, on December 17, 2018, by Decree No. 2,314/2018, the Province of Neuquén approved the assignment of 100% interest in the Aguada de la Arena area to YPF (together with the assignment to YPF of the 20% of the transportation concession of the area).

•	Assignment agreement of the Cerro Bandera area
YPF and Oilstone Energía S.A. (“OESA”) entered into an agreement for the assignment of 100% of the exploitation concession of the Cerro Bandera area in the province of Neuquén (the “Concession”) on November 22, 2017. It should be noted that OESA operates the block since 2011 under the respective operating Agreement subscribed with YPF.
The agreement considers the assignment of the Concession for US$14 million. Moreover, the agreement sets forth that YPF maintains rights, under certain terms and conditions, to (i) the Vaca Muerta and Molles formations, in which it may continue to carry out exploration and potential exploitation works; and (ii) an exploratory project in the northern region of the Concession, and its potential exploitation.
On April 27, 2018, the Executive Power of the Province of Neuquén issued Decree No. 525/2018 which authorized the assignment of 100% of the exploitation concession in respect of Cerro Bandera provided for in the assignment agreement.
Based on the above, the Group has recorded as of December 31, 2018, a profit of 284 included in the item “Other net operating results”.